Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides the total compensation, as reported in the Summary Compensation Table ("SCT"), and the compensation actually paid ("CAP") to our Principal Executive Officer ("PEO") and, on an average basis, our other NEOs ("non-PEO NEOs") for each of the years specified, alongside our total shareholder return ("TSR"), the TSR of our peers, our net income (loss) and a Company-selected financial performance measure of ending cash, cash equivalents and marketable securities. The Company selected ending cash, cash equivalents and marketable securities as the most important financial performance measure used to link compensation to performance in 2023 given its direct influence on our ability to maintain financial strength to achieve corporate objectives.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5) ($)	Total Shareholder Return of the Company(6) ($)	Total Shareholder Return of the Nasdaq Biotechnology Index(7) ($)	Net Income (Loss)(8) ($ thousands)	Ending Cash, Cash Equivalents and Marketable Securities(8) ($ thousands)
2023	5,916,713	3,045,660	2,964,952	2,046,457	43.81	118.87	(263,494)	314,129
2022	5,753,713	1,411,167	1,988,042	828,152	55.36	113.65	(280,321)	565,202
2021	8,622,941	2,648,117	3,207,479	1,658,040	79.81	126.45	127,840	849,346
2020	7,644,087	7,578,195	1,820,462	1,729,261	110.72	126.42	(111,250)	522,549

(1)
Reflects the total compensation of Kenneth T. Mills as reported in the SCT for each of the years presented.
(2)
Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT.
(3)
Reflects the CAP to Kenneth T. Mills for each of the years presented using the calculations discussed in footnote 2 above. The following table presents a reconciliation of total compensation reported in the SCT to CAP for Kenneth T. Mills for each of the years presented.

Reconciliation of SCT Total to CAP for Kenneth T. Mills
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2023	5,916,713	(4,916,393)	3,435,941	(949,573)	(441,028)	3,045,660
2022	5,753,713	(4,734,006)	2,706,578	(1,673,456)	(641,662)	1,411,167
2021	8,622,941	(6,900,606)	4,273,852	(2,264,660)	(1,083,410)	2,648,117
2020	7,644,087	(6,646,254)	7,228,210	67,721	(715,569)	7,578,195

(4)
Reflects the average total compensation of our non-PEO NEOs as reported in the SCT for each of the years presented. For 2023 and 2022, our non-PEO NEOs were Vit Vasista, Curran Simpson, Stephen Pakola and Olivier Danos. For 2021 and 2020, our non-PEO NEOs were Vit Vasista, Curran Simpson, Olivier Danos and Patrick J. Christmas. Since the makeup of our non-PEO NEOs may change from year to year, the amounts reported in this table for 2021 and 2020 will not necessarily be equal to the average total compensation of our non-PEO NEOs reported for such years in the SCT of this Proxy Statement.
(5)
Reflects the average CAP to our non-PEO NEOs for each of the years presented using the calculations discussed in footnote 2 above. Refer to footnote 4 above for the identification of our non-PEO NEOs for each of the years presented. The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for each of the years presented.

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2023	2,964,952	(2,260,451)	1,715,327	(266,062)	(107,309)	2,046,457
2022	1,988,042	(1,300,311)	743,295	(435,690)	(167,184)	828,152
2021	3,207,479	(2,174,538)	1,346,689	(456,963)	(264,627)	1,658,040
2020	1,820,462	(1,193,864)	1,298,401	22,196	(217,934)	1,729,261

(6)
For each reporting year presented, amount represents the cumulative TSR on our common stock between December 31, 2019 and the end of the reporting year, assuming an investment of $100 in our common stock at the closing price on December 31, 2019 and the reinvestment of dividends, if any. Information used for this calculation was obtained from the Nasdaq Stock Market LLC, a financial data provider and a source believed to be reliable. The Nasdaq Stock Market LLC is not responsible for any errors or omissions in such information.
(7)
For each reporting year presented, amount represents the cumulative TSR of the Nasdaq Biotechnology Index between December 31, 2019 and the end of the reporting year, assuming an investment of $100 in the Nasdaq Biotechnology Index at the closing price on December 31, 2019 and the reinvestment of dividends, if any. Information used for this calculation was obtained from the Nasdaq Stock Market LLC, a financial data provider and a source believed to be reliable. The Nasdaq Stock Market LLC is not responsible for any errors or omissions in such information.
(8)
As reported in our audited consolidated financial statements accompanying our Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021 and 2020.
	The table below presents the most important financial performance measures used by the Company to link compensation actually paid to NEOs to Company performance in 2023. Only two financial measures, which are listed alphabetically below, are currently used as performance measures under the Company’s incentive plans.
Company Selected Measure Name	Ending balance in cash, cash equivalents and marketable securities
Named Executive Officers, Footnote	(1) Reflects the total compensation of Kenneth T. Mills as reported in the SCT for each of the years presented.
PEO Total Compensation Amount	$ 5,916,713	$ 5,753,713	$ 8,622,941	$ 7,644,087
PEO Actually Paid Compensation Amount	$ 3,045,660	1,411,167	2,648,117	7,578,195
Adjustment To PEO Compensation, Footnote	The following table presents a reconciliation of total compensation reported in the SCT to CAP for Kenneth T. Mills for each of the years presented.

Reconciliation of SCT Total to CAP for Kenneth T. Mills
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2023	5,916,713	(4,916,393)	3,435,941	(949,573)	(441,028)	3,045,660
2022	5,753,713	(4,734,006)	2,706,578	(1,673,456)	(641,662)	1,411,167
2021	8,622,941	(6,900,606)	4,273,852	(2,264,660)	(1,083,410)	2,648,117
2020	7,644,087	(6,646,254)	7,228,210	67,721	(715,569)	7,578,195

Non-PEO NEO Average Total Compensation Amount	$ 2,964,952	1,988,042	3,207,479	1,820,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,046,457	828,152	1,658,040	1,729,261
Adjustment to Non-PEO NEO Compensation Footnote	The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for each of the years presented.

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2023	2,964,952	(2,260,451)	1,715,327	(266,062)	(107,309)	2,046,457
2022	1,988,042	(1,300,311)	743,295	(435,690)	(167,184)	828,152
2021	3,207,479	(2,174,538)	1,346,689	(456,963)	(264,627)	1,658,040
2020	1,820,462	(1,193,864)	1,298,401	22,196	(217,934)	1,729,261

Equity Valuation Assumption Difference, Footnote	Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT
Compensation Actually Paid vs. Total Shareholder Return	ion Actually Paid and Total Shareholder Return Relationship Between Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Net Income	tion Actually Paid a Relationship between Compensation actually paid and cash, cash equivalents
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Financial Performance Measures (Unranked)
- Ending balance in cash, cash equivalents and marketable securities
- Revenue

Total Shareholder Return Amount	$ 43.81	55.36	79.81	110.72
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (263,494,000)	$ (280,321,000)	$ 127,840,000	$ (111,250,000)
Company Selected Measure Amount	314,129,000	565,202,000	849,346,000	522,549,000
PEO Name	Kenneth T. Mills	Kenneth T. Mills	Kenneth T. Mills	Kenneth T. Mills
Measure:: 1
Pay vs Performance Disclosure
Name	Ending balance in cash, cash equivalents and marketable securities
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Grant Date Fair Value of Awards Granted During the Year Included in SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,916,393)	$ (4,734,006)	$ (6,900,606)	$ (6,646,254)
PEO | Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,435,941	2,706,578	4,273,852	7,228,210
PEO | Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(949,573)	(1,673,456)	(2,264,660)	67,721
PEO | Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(441,028)	(641,662)	(1,083,410)	(715,569)
Non-PEO NEO | Grant Date Fair Value of Awards Granted During the Year Included in SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,260,451)	(1,300,311)	(2,174,538)	(1,193,864)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,715,327	743,295	1,346,689	1,298,401
Non-PEO NEO | Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(266,062)	(435,690)	(456,963)	22,196
Non-PEO NEO | Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (107,309)	$ (167,184)	$ (264,627)	$ (217,934)